GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 according to the Company's reporting units are as follows (see also 16):

	IT professional services	Software services	Total

As of January 1, 2012	$11,908	$26,989	$38,897

Business combination	6,248	-	6,248
Adjustments due to finalized purchase price allocation	(120)	140	20
Foreign currency translation adjustments	-	(502)	(502)

As of December 31, 2012	18,036	26,627	44,663

Business combination	9,007	1,036	10,043
Classifications	430	-	430
Foreign currency translation adjustments	1,022	(845)	177

As of December 31, 2013	28,495	26,818	55,313

The Company performed annual impairment tests during the fourth quarter of 2013 and did not identify any impairment losses (see Note 2).